787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 30, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sun America Series, Inc. (Registration File Nos. 333-11283 and 811-07797) (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, we have filed with the Securities and Exchange Commission (the “Commission”) Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “Amendment”) on March 30, 2011.

The Amendment consists of a supplement describing a new class of shares of the Focused Multi-Asset Strategy Portfolio (the “Portfolio”), a series of the Registrant, and incorporates by reference the prospectus and statement of additional information contained in Post-Effective Amendment No. 64 to the Registrant’s Registration Statement, which was filed and was effective on February 28, 2011. The supplement – which applies only to the Portfolio – relates solely to the introduction of a new class, Class I shares, to the Portfolio. Class I shares currently are offered by several other series of the Registrant. The disclosure relating to Class I shares of the Registrant has been reviewed by the staff of the Commission in connection with other series of the Registrant that currently offer Class I shares. Consequently, on behalf of the Registrant, we request that the Amendment be given limited or no review by the staff of the Commission.

Class I shares of the Portfolio are being issued in connection with the proposed reorganization of the Focused Equity Strategy Portfolio, a series of the Registrant, into the Portfolio (the “Reorganization”). Concurrently herewith, the Registrant has separately filed a Registration Statement on Form N-14 relating to the Reorganization, which will become effective on Friday, April 29, 2011 pursuant to Rule 488 under the 1933 Act. Accordingly, by separate letter, the Registrant has also concurrently filed a request for acceleration of effectiveness of the Amendment for April 29, 2011.

If you have any questions, please do not hesitate to call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck

Elliot J. Gluck

cc: Kathleen D. Fuentes, Esq.

NEW YORK WASHINGTON, DC PARIS LONDON MILAN ROME FRANKFURT BRUSSELS